Share Capital - Canopy Rivers - Seed Capital Options - Summary of Change in Seed Capital Options (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Balance outstanding at begining of the period	10,066,668
Options granted		10,066,668
Balance outstanding at end of the period	3,838,892	10,066,668
Options exercised	(6,227,776)
Balance outstanding at beginning of the period, value	$ 503
Options granted, value		$ 503
Balance outstanding at end of the period, value	192	$ 503
Options exercised, value	$ (311)